DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
∞	Rates reflect the effective yields at purchase date.
(r)	The adjustable rate shown is effective as of July 31, 2023.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (8.7%)
*	Activision Blizzard, Inc.	203,706	$18,895,769
*	Alphabet, Inc., Class A	1,690,872	224,412,532
*	Alphabet, Inc., Class C	1,454,468	193,604,236
	AT&T, Inc.	2,033,372	29,524,561
*	Charter Communications, Inc., Class A	29,490	11,949,053
	Comcast Corp., Class A	1,183,725	53,575,394
	Electronic Arts, Inc.	74,458	10,152,348
	Fox Corp., Class A	77,025	2,576,486
	Fox Corp., Class B	37,420	1,175,362
	Interpublic Group of Cos., Inc.	110,592	3,785,564
*	Live Nation Entertainment, Inc.	41,425	3,635,044
*	Match Group, Inc.	78,381	3,645,500
*	Meta Platforms, Inc., Class A	629,602	200,591,197
*	Netflix, Inc.	126,495	55,527,510
	News Corp., Class A	105,784	2,096,639
	News Corp., Class B	35,018	704,212
	Omnicom Group, Inc.	56,434	4,775,445
	Paramount Global, Class B	145,119	2,326,258
*	Take-Two Interactive Software, Inc.	44,979	6,879,088
*	T-Mobile U.S., Inc.	164,164	22,616,874
	Verizon Communications, Inc.	1,197,779	40,820,308
*	Walt Disney Co.	519,677	46,194,089
*	Warner Bros Discovery, Inc.	629,183	8,223,422
TOTAL COMMUNICATION SERVICES			947,686,891
CONSUMER DISCRETIONARY — (10.5%)
	Advance Auto Parts, Inc.	16,715	1,243,429
*	Amazon.com, Inc.	2,540,579	339,624,601
*	Aptiv PLC	77,041	8,435,219
*	AutoZone, Inc.	5,226	12,969,469
	Bath & Body Works, Inc.	65,973	2,444,959
	Best Buy Co., Inc.	55,714	4,627,048
*	Booking Holdings, Inc.	10,501	31,196,371
	BorgWarner, Inc.	67,582	3,142,563
*	Caesars Entertainment, Inc.	60,268	3,557,017
*	CarMax, Inc.	44,458	3,672,675
#*	Carnival Corp.	286,995	5,406,986
*	Chipotle Mexican Grill, Inc.	7,861	15,425,483
	Darden Restaurants, Inc.	34,418	5,813,889
	Domino's Pizza, Inc.	10,127	4,017,786
	DR Horton, Inc.	88,303	11,216,247
	eBay, Inc.	153,084	6,813,769
*	Etsy, Inc.	34,821	3,539,555
*	Expedia Group, Inc.	40,824	5,002,165
	Ford Motor Co.	1,118,589	14,776,561
	Garmin Ltd.	43,947	4,653,548
	General Motors Co.	395,485	15,174,759
	Genuine Parts Co.	40,047	6,236,119
	Hasbro, Inc.	37,597	2,427,262
	Hilton Worldwide Holdings, Inc.	75,583	11,752,401
	Home Depot, Inc.	288,216	96,218,029
*	Las Vegas Sands Corp.	94,027	5,623,755
	Lennar Corp., Class A	72,401	9,182,619

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	72,546	$3,974,795
	Lowe's Cos., Inc.	169,729	39,762,413
	Marriott International, Inc., Class A	73,291	14,790,857
	McDonald's Corp.	207,792	60,924,614
	MGM Resorts International	86,443	4,388,711
*	Mohawk Industries, Inc.	14,678	1,560,858
	Newell Brands, Inc.	107,459	1,199,242
	NIKE, Inc., Class B	350,666	38,710,020
*	Norwegian Cruise Line Holdings Ltd.	120,225	2,653,366
*	NVR, Inc.	876	5,524,441
*	O'Reilly Automotive, Inc.	17,324	16,038,386
#	Pool Corp.	11,009	4,235,603
	PulteGroup, Inc.	64,109	5,410,158
	Ralph Lauren Corp.	11,909	1,564,009
	Ross Stores, Inc.	97,361	11,161,465
*	Royal Caribbean Cruises Ltd.	62,421	6,810,755
	Starbucks Corp.	326,066	33,118,524
	Tapestry, Inc.	65,921	2,844,491
*	Tesla, Inc.	766,763	205,055,429
	TJX Cos., Inc.	328,243	28,402,867
	Tractor Supply Co.	31,018	6,947,722
*	Ulta Beauty, Inc.	14,289	6,355,747
	VF Corp.	93,670	1,855,603
	Whirlpool Corp.	15,793	2,278,298
	Wynn Resorts Ltd.	29,531	3,218,288
	Yum! Brands, Inc.	79,879	10,996,942
TOTAL CONSUMER DISCRETIONARY			1,153,977,888
CONSUMER STAPLES — (6.6%)
	Altria Group, Inc.	507,110	23,032,936
	Archer-Daniels-Midland Co.	154,465	13,123,346
#	Brown-Forman Corp., Class B	51,728	3,651,997
	Bunge Ltd.	42,470	4,615,215
	Campbell Soup Co.	57,407	2,630,389
	Church & Dwight Co., Inc.	69,661	6,664,468
	Clorox Co.	35,255	5,340,427
	Coca-Cola Co.	1,107,739	68,602,276
	Colgate-Palmolive Co.	236,170	18,010,324
	Conagra Brands, Inc.	137,099	4,498,218
	Constellation Brands, Inc., Class A	45,823	12,500,514
	Costco Wholesale Corp.	126,220	70,767,768
	Dollar General Corp.	62,139	10,492,792
*	Dollar Tree, Inc.	59,440	9,173,375
	Estee Lauder Cos., Inc., Class A	66,245	11,924,100
	General Mills, Inc.	167,586	12,525,378
	Hershey Co.	42,032	9,722,422
	Hormel Foods Corp.	81,232	3,320,764
	J M Smucker Co.	30,306	4,565,599
	Kellogg Co.	72,842	4,872,401
	Keurig Dr Pepper, Inc.	238,726	8,119,071
	Kimberly-Clark Corp.	96,125	12,409,738
	Kraft Heinz Co.	227,857	8,243,866
	Kroger Co.	185,644	9,029,724
	Lamb Weston Holdings, Inc.	41,712	4,322,615
	McCormick & Co., Inc.	71,810	6,425,559
	Molson Coors Beverage Co., Class B	53,284	3,717,625
	Mondelez International, Inc., Class A	387,987	28,761,476
*	Monster Beverage Corp.	218,320	12,551,217
	PepsiCo, Inc.	392,106	73,504,191

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Philip Morris International, Inc.	441,300	$44,006,436
	Procter & Gamble Co.	670,818	104,848,854
	Sysco Corp.	144,433	11,021,682
	Target Corp.	131,373	17,928,473
	Tyson Foods, Inc., Class A	80,520	4,486,574
#	Walgreens Boots Alliance, Inc.	202,639	6,073,091
	Walmart, Inc.	399,201	63,816,272
TOTAL CONSUMER STAPLES			719,301,173
ENERGY — (4.3%)
	APA Corp.	88,345	3,577,089
	Baker Hughes Co.	286,994	10,271,515
	Chevron Corp.	495,985	81,172,905
	ConocoPhillips	344,396	40,542,297
	Coterra Energy, Inc.	216,843	5,971,856
	Devon Energy Corp.	181,818	9,818,172
	Diamondback Energy, Inc.	51,843	7,637,511
	EOG Resources, Inc.	166,779	22,103,221
#	EQT Corp.	102,352	4,317,207
	Exxon Mobil Corp.	1,150,681	123,399,031
	Halliburton Co.	257,656	10,069,197
	Hess Corp.	78,349	11,887,894
	Kinder Morgan, Inc.	560,558	9,927,482
	Marathon Oil Corp.	176,807	4,644,720
	Marathon Petroleum Corp.	120,644	16,048,065
	Occidental Petroleum Corp.	204,078	12,883,444
	ONEOK, Inc.	126,955	8,511,063
	Phillips 66	130,455	14,552,255
	Pioneer Natural Resources Co.	66,438	14,993,064
	Schlumberger NV	406,020	23,687,207
	Targa Resources Corp.	64,189	5,262,856
	Valero Energy Corp.	102,720	13,241,635
	Williams Cos., Inc.	345,567	11,904,783
TOTAL ENERGY			466,424,469
FINANCIALS — (12.6%)
	Aflac, Inc.	156,027	11,286,993
	Allstate Corp.	75,017	8,452,916
	American Express Co.	169,361	28,601,686
	American International Group, Inc.	205,532	12,389,469
	Ameriprise Financial, Inc.	29,534	10,291,122
	Aon PLC, Class A	57,992	18,470,452
*	Arch Capital Group Ltd.	106,102	8,243,064
	Arthur J Gallagher & Co.	60,858	13,072,298
	Assurant, Inc.	15,115	2,033,119
	Bank of America Corp.	1,973,252	63,144,064
	Bank of New York Mellon Corp.	203,356	9,224,228
*	Berkshire Hathaway, Inc., Class B	507,543	178,634,834
	BlackRock, Inc.	42,606	31,479,443
	Brown & Brown, Inc.	67,453	4,752,064
	Capital One Financial Corp.	108,771	12,728,382
	Cboe Global Markets, Inc.	29,770	4,158,274
	Charles Schwab Corp.	423,700	28,006,570
	Chubb Ltd.	117,764	24,072,139
	Cincinnati Financial Corp.	45,162	4,858,528
	Citigroup, Inc.	553,031	26,357,458
	Citizens Financial Group, Inc.	138,144	4,456,525
	CME Group, Inc.	102,159	20,325,555

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Comerica, Inc.	38,100	$2,055,876
	Discover Financial Services	72,699	7,673,379
	Everest Group Ltd.	12,268	4,422,737
	FactSet Research Systems, Inc.	10,805	4,700,607
	Fidelity National Information Services, Inc.	168,395	10,167,690
	Fifth Third Bancorp	192,625	5,605,388
*	Fiserv, Inc.	175,929	22,203,999
*	FleetCor Technologies, Inc.	20,907	5,203,961
	Franklin Resources, Inc.	81,522	2,383,703
	Global Payments, Inc.	74,327	8,194,552
	Globe Life, Inc.	25,063	2,811,317
	Goldman Sachs Group, Inc.	94,569	33,654,270
	Hartford Financial Services Group, Inc.	88,653	6,372,378
	Huntington Bancshares, Inc.	411,463	5,036,307
	Intercontinental Exchange, Inc.	159,015	18,254,922
	Invesco Ltd.	127,478	2,141,630
	Jack Henry & Associates, Inc.	20,908	3,503,554
	JPMorgan Chase & Co.	831,714	131,377,543
	KeyCorp	261,428	3,218,179
	Lincoln National Corp.	42,835	1,201,093
	Loews Corp.	53,337	3,341,563
	M&T Bank Corp.	47,443	6,635,378
	MarketAxess Holdings, Inc.	10,841	2,918,614
	Marsh & McLennan Cos., Inc.	140,746	26,519,361
	Mastercard, Inc., Class A	238,151	93,898,176
	MetLife, Inc.	182,561	11,495,866
	Moody's Corp.	44,990	15,870,223
	Morgan Stanley	371,274	33,993,847
	MSCI, Inc.	22,709	12,446,349
	Nasdaq, Inc.	96,949	4,894,955
	Northern Trust Corp.	59,582	4,773,710
*	PayPal Holdings, Inc.	317,936	24,105,908
	PNC Financial Services Group, Inc.	113,502	15,537,289
	Principal Financial Group, Inc.	63,897	5,103,453
	Progressive Corp.	166,896	21,025,558
	Prudential Financial, Inc.	104,073	10,042,004
	Raymond James Financial, Inc.	54,599	6,009,712
	Regions Financial Corp.	266,809	5,434,899
	S&P Global, Inc.	93,352	36,828,298
	State Street Corp.	95,691	6,931,856
	Synchrony Financial	122,478	4,230,390
	T Rowe Price Group, Inc.	64,032	7,892,584
	Travelers Cos., Inc.	65,711	11,342,376
	Truist Financial Corp.	378,270	12,566,129
	U.S. Bancorp	396,776	15,744,072
#	Visa, Inc., Class A	460,563	109,489,642
	W R Berkley Corp.	57,891	3,571,296
	Wells Fargo & Co.	1,067,416	49,271,923
	Willis Towers Watson PLC	30,352	6,414,288
	Zions Bancorp NA	41,717	1,595,675
TOTAL FINANCIALS			1,375,147,662
HEALTH CARE — (13.1%)
	Abbott Laboratories	494,923	55,099,778
	AbbVie, Inc.	502,136	75,109,503
	Agilent Technologies, Inc.	84,136	10,245,241
*	Align Technology, Inc.	20,372	7,698,375
	AmerisourceBergen Corp.	46,148	8,625,061
	Amgen, Inc.	152,075	35,608,361

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Baxter International, Inc.	144,420	$6,532,117
	Becton Dickinson & Co.	80,725	22,491,600
*	Biogen, Inc.	41,223	11,138,042
*	Bio-Rad Laboratories, Inc., Class A	6,094	2,470,264
	Bio-Techne Corp.	44,512	3,712,301
*	Boston Scientific Corp.	409,714	21,243,671
	Bristol-Myers Squibb Co.	597,923	37,184,831
	Cardinal Health, Inc.	72,880	6,666,334
*	Catalent, Inc.	52,121	2,528,911
*	Centene Corp.	156,543	10,659,013
*	Charles River Laboratories International, Inc.	14,773	3,095,534
	Cigna Group	84,345	24,890,209
††	Contra Abiomed, Inc.	13,246	206,770
	Cooper Cos., Inc.	14,051	5,497,594
	CVS Health Corp.	365,058	27,266,182
	Danaher Corp.	188,900	48,180,834
*	DaVita, Inc.	15,989	1,630,718
	DENTSPLY SIRONA, Inc.	60,534	2,513,372
*	DexCom, Inc.	110,399	13,751,299
*	Edwards Lifesciences Corp.	172,455	14,153,382
	Elevance Health, Inc.	67,424	31,799,181
	Eli Lilly & Co.	224,244	101,930,110
*	GE HealthCare Technologies, Inc.	111,701	8,712,678
	Gilead Sciences, Inc.	354,506	26,992,087
	HCA Healthcare, Inc.	58,725	16,020,767
*	Henry Schein, Inc.	37,503	2,954,861
*	Hologic, Inc.	70,276	5,581,320
	Humana, Inc.	35,602	16,264,062
*	IDEXX Laboratories, Inc.	23,641	13,114,372
*	Illumina, Inc.	44,762	8,601,018
*	Incyte Corp.	52,274	3,330,899
*	Insulet Corp.	19,832	5,488,506
*	Intuitive Surgical, Inc.	99,727	32,351,439
*	IQVIA Holdings, Inc.	52,893	11,835,338
	Johnson & Johnson	739,627	123,909,711
	Laboratory Corp. of America Holdings	25,020	5,352,529
	McKesson Corp.	38,576	15,522,982
	Medtronic PLC	378,088	33,181,003
	Merck & Co., Inc.	722,181	77,020,604
*	Mettler-Toledo International, Inc.	6,281	7,898,169
*	Moderna, Inc.	93,011	10,943,674
*	Molina Healthcare, Inc.	16,589	5,051,185
	Organon & Co.	72,797	1,600,078
	Pfizer, Inc.	1,606,714	57,938,107
	Quest Diagnostics, Inc.	31,810	4,301,030
*	Regeneron Pharmaceuticals, Inc.	30,747	22,811,507
	ResMed, Inc.	41,747	9,282,445
	Revvity, Inc.	35,774	4,398,413
	STERIS PLC	28,153	6,349,909
	Stryker Corp.	96,059	27,224,081
#	Teleflex, Inc.	13,294	3,339,054
	Thermo Fisher Scientific, Inc.	109,780	60,231,895
	UnitedHealth Group, Inc.	264,982	134,178,935
	Universal Health Services, Inc., Class B	17,983	2,498,918
*	Vertex Pharmaceuticals, Inc.	73,227	25,800,801
	Viatris, Inc.	340,575	3,586,255
*	Waters Corp.	16,803	4,641,157
	West Pharmaceutical Services, Inc.	20,998	7,728,104
	Zimmer Biomet Holdings, Inc.	59,606	8,234,569

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	131,708	$24,772,958
TOTAL HEALTH CARE			1,430,974,008
INDUSTRIALS — (8.4%)
	3M Co.	156,966	17,501,709
*	Alaska Air Group, Inc.	36,476	1,773,828
	Allegion PLC	25,386	2,966,608
#*	American Airlines Group, Inc.	188,407	3,155,817
	AMETEK, Inc.	65,493	10,387,190
	AO Smith Corp.	35,124	2,551,056
	Automatic Data Processing, Inc.	117,453	29,041,429
*	Axon Enterprise, Inc.	20,094	3,736,077
*	Boeing Co.	160,947	38,442,191
	Broadridge Financial Solutions, Inc.	33,380	5,605,170
	Carrier Global Corp.	236,843	14,104,001
	Caterpillar, Inc.	146,676	38,894,075
*	Ceridian HCM Holding, Inc.	43,595	3,086,962
	CH Robinson Worldwide, Inc.	33,448	3,350,821
	Cintas Corp.	24,627	12,363,739
*	Copart, Inc.	122,186	10,800,021
	CSX Corp.	579,107	19,295,845
	Cummins, Inc.	40,247	10,496,418
	Deere & Co.	76,746	32,970,082
*	Delta Air Lines, Inc.	183,844	8,504,623
	Dover Corp.	39,723	5,798,366
	Eaton Corp. PLC	113,691	23,343,036
	Emerson Electric Co.	163,175	14,906,036
	Equifax, Inc.	34,669	7,075,249
	Expeditors International of Washington, Inc.	43,741	5,568,229
	Fastenal Co.	161,998	9,494,703
	FedEx Corp.	65,983	17,812,111
	Fortive Corp.	100,671	7,887,573
*	Generac Holdings, Inc.	17,530	2,694,361
	General Dynamics Corp.	64,145	14,341,539
	General Electric Co.	309,930	35,406,403
	Honeywell International, Inc.	189,389	36,766,087
	Howmet Aerospace, Inc.	105,440	5,392,202
	Huntington Ingalls Industries, Inc.	11,472	2,634,774
	IDEX Corp.	21,553	4,866,883
	Illinois Tool Works, Inc.	78,702	20,723,811
	Ingersoll Rand, Inc.	115,680	7,550,434
	Jacobs Solutions, Inc.	36,305	4,553,010
	JB Hunt Transport Services, Inc.	23,663	4,825,832
	Johnson Controls International PLC	195,813	13,618,794
	L3Harris Technologies, Inc.	53,714	10,178,266
	Leidos Holdings, Inc.	39,546	3,698,737
	Lockheed Martin Corp.	64,082	28,604,282
	Masco Corp.	63,722	3,866,651
	Nordson Corp.	15,133	3,807,614
	Norfolk Southern Corp.	64,606	15,091,316
	Northrop Grumman Corp.	40,620	18,075,900
	Old Dominion Freight Line, Inc.	25,536	10,712,097
	Otis Worldwide Corp.	117,632	10,699,807
	PACCAR, Inc.	149,293	12,858,606
	Parker-Hannifin Corp.	36,538	14,980,945
	Paychex, Inc.	91,476	11,477,494
	Paycom Software, Inc.	13,796	5,087,413
	Pentair PLC	46,213	3,211,803
	Quanta Services, Inc.	41,100	8,286,582

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	58,405	$8,825,580
	Robert Half, Inc.	30,352	2,250,601
	Rockwell Automation, Inc.	32,646	10,978,523
	Rollins, Inc.	65,570	2,677,223
	RTX Corp.	415,793	36,560,678
	Snap-on, Inc.	14,973	4,079,244
	Southwest Airlines Co.	169,733	5,798,079
	Stanley Black & Decker, Inc.	43,842	4,352,195
	Textron, Inc.	57,737	4,490,206
	Trane Technologies PLC	64,758	12,915,335
	TransDigm Group, Inc.	14,879	13,386,934
	Union Pacific Corp.	173,693	40,300,250
*	United Airlines Holdings, Inc.	93,045	5,053,274
	United Parcel Service, Inc., Class B	206,280	38,601,176
	United Rentals, Inc.	19,620	9,117,022
	Verisk Analytics, Inc.	41,020	9,391,119
	Waste Management, Inc.	105,192	17,229,398
	Westinghouse Air Brake Technologies Corp.	51,019	6,042,690
	WW Grainger, Inc.	12,727	9,398,762
	Xylem, Inc.	68,497	7,723,037
TOTAL INDUSTRIALS			924,095,934
INFORMATION TECHNOLOGY — (28.0%)
	Accenture PLC, Class A	179,741	56,861,065
*	Adobe, Inc.	130,551	71,303,040
*	Advanced Micro Devices, Inc.	458,326	52,432,494
*	Akamai Technologies, Inc.	43,572	4,117,554
	Amphenol Corp., Class A	169,508	14,969,251
	Analog Devices, Inc.	144,104	28,753,071
*	ANSYS, Inc.	24,756	8,469,028
	Apple, Inc.	4,207,962	826,654,135
	Applied Materials, Inc.	240,530	36,461,943
*	Arista Networks, Inc.	70,824	10,984,094
*	Autodesk, Inc.	60,830	12,895,352
	Broadcom, Inc.	118,661	106,634,708
*	Cadence Design Systems, Inc.	77,491	18,133,669
	CDW Corp.	38,314	7,167,400
	Cisco Systems, Inc.	1,165,715	60,663,809
	Cognizant Technology Solutions Corp., Class A	144,421	9,536,119
	Corning, Inc.	218,760	7,424,714
*	DXC Technology Co.	65,715	1,817,020
*	Enphase Energy, Inc.	38,882	5,903,454
*	EPAM Systems, Inc.	16,264	3,851,478
*	F5, Inc.	16,898	2,673,940
*	Fair Isaac Corp.	7,159	5,999,027
*	First Solar, Inc.	28,051	5,817,777
*	Fortinet, Inc.	185,656	14,429,184
*	Gartner, Inc.	22,455	7,939,863
	Gen Digital, Inc.	162,138	3,153,584
	Hewlett Packard Enterprise Co.	366,248	6,365,390
	HP, Inc.	245,319	8,053,823
	Intel Corp.	1,187,111	42,462,960
	International Business Machines Corp.	258,439	37,261,735
	Intuit, Inc.	79,846	40,857,198
	Juniper Networks, Inc.	92,269	2,565,078
*	Keysight Technologies, Inc.	50,621	8,154,031
	KLA Corp.	39,063	20,076,429
	Lam Research Corp.	38,213	27,455,658
	Microchip Technology, Inc.	156,043	14,658,679

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	311,737	$22,254,904
	Microsoft Corp.	2,116,219	710,880,287
	Monolithic Power Systems, Inc.	12,901	7,217,981
	Motorola Solutions, Inc.	47,571	13,635,276
	NetApp, Inc.	60,912	4,751,745
	NVIDIA Corp.	703,879	328,915,618
	NXP Semiconductors NV	74,112	16,525,494
*	ON Semiconductor Corp.	122,717	13,222,757
	Oracle Corp.	437,983	51,344,747
#*	Palo Alto Networks, Inc.	86,237	21,555,801
*	PTC, Inc.	30,485	4,445,018
*	Qorvo, Inc.	28,690	3,156,474
	QUALCOMM, Inc.	316,907	41,885,598
	Roper Technologies, Inc.	30,307	14,942,866
*	Salesforce, Inc.	278,640	62,696,786
#	Seagate Technology Holdings PLC	55,505	3,524,568
*	ServiceNow, Inc.	57,964	33,793,012
	Skyworks Solutions, Inc.	45,557	5,210,354
*	SolarEdge Technologies, Inc.	16,195	3,910,445
*	Synopsys, Inc.	43,299	19,562,488
	TE Connectivity Ltd.	89,374	12,824,275
*	Teledyne Technologies, Inc.	13,425	5,162,315
	Teradyne, Inc.	43,798	4,946,546
	Texas Instruments, Inc.	258,156	46,468,080
*	Trimble, Inc.	71,147	3,827,709
*	Tyler Technologies, Inc.	11,851	4,700,462
*	VeriSign, Inc.	25,804	5,443,354
*	Western Digital Corp.	90,504	3,851,850
*	Zebra Technologies Corp., Class A	14,610	4,499,296
TOTAL INFORMATION TECHNOLOGY			3,068,113,860
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	63,244	19,310,291
	Albemarle Corp.	33,620	7,136,854
	Amcor PLC	417,811	4,286,741
	Avery Dennison Corp.	22,951	4,223,214
	Ball Corp.	89,291	5,240,489
#	Celanese Corp.	28,101	3,523,584
	CF Industries Holdings, Inc.	55,418	4,548,709
	Corteva, Inc.	202,717	11,439,320
	Dow, Inc.	200,685	11,332,682
	DuPont de Nemours, Inc.	131,221	10,186,686
	Eastman Chemical Co.	33,960	2,906,297
	Ecolab, Inc.	70,489	12,909,355
	FMC Corp.	35,882	3,452,925
	Freeport-McMoRan, Inc.	407,226	18,182,641
	International Flavors & Fragrances, Inc.	73,179	6,191,675
	International Paper Co.	98,160	3,539,650
	Linde PLC	139,344	54,437,520
	LyondellBasell Industries NV, Class A	71,977	7,115,646
	Martin Marietta Materials, Inc.	17,648	7,879,126
	Mosaic Co.	95,017	3,872,893
	Newmont Corp.	226,955	9,740,909
	Nucor Corp.	71,217	12,255,734
	Packaging Corp. of America	25,746	3,948,149
	PPG Industries, Inc.	67,024	9,644,754
	Sealed Air Corp.	40,754	1,859,197
	Sherwin-Williams Co.	66,644	18,427,066
	Steel Dynamics, Inc.	45,971	4,899,589

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	37,660	$8,304,030
	WestRock Co.	73,881	2,459,498
TOTAL MATERIALS			273,255,224
REAL ESTATE — (2.5%)
	Alexandria Real Estate Equities, Inc.	45,073	5,664,775
	American Tower Corp.	132,902	25,292,580
	AvalonBay Communities, Inc.	40,667	7,671,829
	Boston Properties, Inc.	39,889	2,657,804
	Camden Property Trust	29,944	3,266,591
*	CBRE Group, Inc., Class A	88,558	7,377,767
*	CoStar Group, Inc.	116,172	9,754,963
	Crown Castle, Inc.	123,810	13,407,385
	Digital Realty Trust, Inc.	82,759	10,313,427
	Equinix, Inc.	26,646	21,581,128
	Equity Residential	97,046	6,399,213
	Essex Property Trust, Inc.	18,369	4,473,770
	Extra Space Storage, Inc.	60,232	8,406,580
	Federal Realty Investment Trust	20,769	2,108,469
	Healthpeak Properties, Inc.	156,219	3,410,261
	Host Hotels & Resorts, Inc.	199,700	3,674,480
	Invitation Homes, Inc.	165,849	5,887,639
	Iron Mountain, Inc.	82,397	5,059,176
	Kimco Realty Corp.	174,808	3,541,610
	Mid-America Apartment Communities, Inc.	32,952	4,931,596
	Prologis, Inc.	262,748	32,777,813
	Public Storage	45,208	12,737,354
	Realty Income Corp.	191,102	11,651,489
	Regency Centers Corp.	43,198	2,830,765
	SBA Communications Corp.	31,046	6,797,522
	Simon Property Group, Inc.	92,874	11,572,100
	UDR, Inc.	88,232	3,606,924
	Ventas, Inc.	114,169	5,539,480
	VICI Properties, Inc.	284,346	8,951,212
	Welltower, Inc.	141,054	11,587,586
	Weyerhaeuser Co.	209,377	7,131,381
TOTAL REAL ESTATE			270,064,669
UTILITIES — (2.5%)
	AES Corp.	190,600	4,122,678
	Alliant Energy Corp.	70,652	3,796,839
	Ameren Corp.	74,188	6,355,686
	American Electric Power Co., Inc.	146,299	12,397,377
	American Water Works Co., Inc.	55,722	8,215,094
	Atmos Energy Corp.	41,464	5,046,583
	CenterPoint Energy, Inc.	180,134	5,420,232
	CMS Energy Corp.	82,934	5,064,779
	Consolidated Edison, Inc.	98,161	9,311,552
	Constellation Energy Corp.	92,808	8,969,893
	Dominion Energy, Inc.	237,144	12,699,061
	DTE Energy Co.	59,005	6,744,272
	Duke Energy Corp.	219,085	20,510,738
	Edison International	108,387	7,799,529
	Entergy Corp.	60,533	6,216,739
	Evergy, Inc.	65,277	3,914,662
	Eversource Energy	99,672	7,209,276
	Exelon Corp.	284,172	11,895,440
	FirstEnergy Corp.	155,765	6,135,583

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
NextEra Energy, Inc.	576,544	$42,260,675
NiSource, Inc.	116,590	3,245,866
NRG Energy, Inc.	66,361	2,521,054
* PG&E Corp.	457,403	8,054,867
Pinnacle West Capital Corp.	32,096	2,658,191
PPL Corp.	210,987	5,808,472
Public Service Enterprise Group, Inc.	142,093	8,968,910
Sempra	89,561	13,346,380
Southern Co.	309,924	22,419,902
WEC Energy Group, Inc.	89,781	8,067,721
Xcel Energy, Inc.	156,375	9,809,404
TOTAL UTILITIES		278,987,455
TOTAL COMMON STOCKS Cost ($2,761,272,315)		10,908,029,233

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	11,041,819	11,041,819
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	2,241,996	25,933,162
TOTAL INVESTMENTS — (100.0%)
(Cost $2,798,246,069)^^			$10,945,004,214
As of July 31, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	83	09/15/23	$18,847,270	$19,150,175	$302,905
Total Futures Contracts			$18,847,270	$19,150,175	$302,905
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$947,686,891	—	—	$947,686,891
Consumer Discretionary	1,153,977,888	—	—	1,153,977,888
Consumer Staples	719,301,173	—	—	719,301,173
Energy	466,424,469	—	—	466,424,469
Financials	1,375,147,662	—	—	1,375,147,662
Health Care	1,430,767,238	—	$206,770	1,430,974,008
Industrials	924,095,934	—	—	924,095,934
Information Technology	3,068,113,860	—	—	3,068,113,860
Materials	273,255,224	—	—	273,255,224
Real Estate	270,064,669	—	—	270,064,669
Utilities	278,987,455	—	—	278,987,455
Temporary Cash Investments	11,041,819	—	—	11,041,819

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$25,933,162	—	$25,933,162
Futures Contracts**	$302,905	—	—	302,905
TOTAL	$10,919,167,187	$25,933,162	$206,770^	$10,945,307,119
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,644,373,962
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,644,373,962
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$9,169,490,824
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$9,169,490,824
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,019,870,706
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,019,870,706
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$60,365,285
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$60,365,285
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Home Loan Bank Discount Notes
∞	5.295%, 02/06/24	500	$486,613
BONDS — (59.1%)
African Development Bank
	3.000%, 09/20/23	3,750	3,737,523
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	2,200	2,149,360
Amazon.com, Inc.
	2.730%, 04/13/24	1,000	980,411
Asian Development Bank
	0.250%, 10/06/23	250	247,700
	1.625%, 03/15/24	2,700	2,635,786
Asian Infrastructure Investment Bank
	0.250%, 09/29/23	1,349	1,337,784
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	5.858%, 07/03/25	200	200,453
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	3,000	2,956,137
Canadian Imperial Bank of Commerce
	3.500%, 09/13/23	3,000	2,991,704
CDP Financial, Inc.
	3.150%, 07/24/24	500	487,681
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25	500	500,247
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.684%, 07/07/25	488	486,118
Cooperatieve Rabobank UA
	0.375%, 01/12/24	1,000	976,495
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	5.829%, 07/18/25	770	772,048
CPPIB Capital, Inc.
Ω	3.125%, 09/25/23	500	498,204
Dexia Credit Local SA
	3.250%, 09/26/23	2,000	1,992,981
Equinor ASA
	2.650%, 01/15/24	3,812	3,769,715
		Face Amount	Value†
		(000)

Erste Abwicklungsanstalt
	0.250%, 03/01/24	3,600	$3,487,637
European Investment Bank
	3.125%, 12/14/23	2,750	2,725,862
	2.625%, 03/15/24	600	589,069
Export Development Canada
	2.625%, 02/21/24	2,225	2,189,320
FMS Wertmanagement
	0.375%, 05/06/24	200	192,224
Inter-American Development Bank
	3.000%, 10/04/23	1,000	995,674
	0.250%, 11/15/23	2,000	1,970,148
	3.000%, 02/21/24	628	618,991
International Bank for Reconstruction & Development
	3.000%, 09/27/23	500	498,068
	2.500%, 03/19/24	862	845,274
	2.250%, 03/28/24	433	423,592
Kommunalbanken AS
Ω	0.250%, 12/08/23	500	490,935
	0.250%, 12/08/23	950	932,776
	2.750%, 02/05/24	2,132	2,100,442
Kommunekredit
	1.000%, 12/15/23	3,190	3,136,172
Kommuninvest I Sverige AB
	0.375%, 02/16/24	2,500	2,430,275
Ω	1.375%, 05/08/24	1,000	968,130
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	1,500	1,453,305
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	1,838	1,786,168
	2.000%, 07/23/24	400	386,120
Manitoba, Province of Canada
	2.600%, 04/16/24	750	734,058
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	5.838%, 05/13/25	270	270,796
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	200	194,465
Nordea Bank Abp
Ω	0.625%, 05/24/24	1,500	1,439,432
Province of Alberta Canada
	3.350%, 11/01/23	1,947	1,936,266
	2.950%, 01/23/24	1,350	1,332,809

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Province of Ontario Canada
	3.400%, 10/17/23	500	$497,686
	3.050%, 01/29/24	3,000	2,961,517
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	1,000	977,245
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24	261	246,626
Svensk Exportkredit AB
	0.500%, 11/10/23	200	197,273
	1.750%, 12/12/23	2,350	2,318,052
	0.375%, 03/11/24	1,000	968,914
Svenska Handelsbanken AB
	3.900%, 11/20/23	2,900	2,883,511
Ω	0.550%, 06/11/24	750	716,868
Swedbank AB
Ω	0.600%, 09/25/23	1,322	1,311,279
Westpac Banking Corp.
	3.300%, 02/26/24	1,827	1,804,033
TOTAL BONDS			75,731,359
U.S. TREASURY OBLIGATIONS — (26.8%)
U.S. Treasury Notes
	0.125%, 08/31/23	4,950	4,928,782
	1.375%, 08/31/23	1,150	1,146,258
	0.375%, 10/31/23	2,800	2,765,875
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.140%, FRN
(r)	5.491%, 10/31/24	5,450	5,457,005
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.169%, FRN
(r)	5.510%, 04/30/25	7,400	7,407,905
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.200%, FRN
(r)	5.551%, 01/31/25	12,650	12,676,504
TOTAL U.S. TREASURY OBLIGATIONS			34,382,329

COMMERCIAL PAPER — (13.1%)
Australia & New Zealand Banking Group Ltd.
Ω	5.133%, 10/17/23	1,250	1,235,602
		FaceAmount	Value†
		(000)
Ω	5.658%, 11/08/23	250	$246,291
Ω	5.660%, 12/12/23	1,250	1,224,815
Ω	5.799%, 01/08/24	500	487,818
Bank of Montreal
	5.831%, 01/19/24	1,250	1,216,818
	5.846%, 02/07/24	600	582,250
	5.884%, 02/12/24	1,250	1,212,032
Canadian Imperial Bank of Commerce
Ω	5.779%, 12/01/23	600	588,889
CDP Financial, Inc.
Ω	5.628%, 12/11/23	1,200	1,175,657
Ω	5.420%, 12/01/23	725	711,453
Cooperatieve Rabobank UA
	5.417%, 02/07/24	1,700	1,650,122
DNB Bank ASA
Ω	5.693%, 12/07/23	750	735,353
Ω	5.779%, 01/19/24	650	632,851
Ω	5.520%, 02/23/24	1,250	1,210,138
FMS Wertmanagement
Ω	5.440%, 10/30/23	500	493,285
Kreditanstalt fuer Wiederaufbau
Ω	5.728%, 02/01/24	1,500	1,457,859
Sanofi
Ω	5.420%, 11/08/23	2,000	1,969,933
TOTAL COMMERCIAL PAPER (Cost $16,832,595)			16,831,166
TOTAL INVESTMENT SECURITIES (Cost $128,244,149)			127,431,467

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	474,164	474,164
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	21,750	251,583
TOTAL INVESTMENTS — (100.0%)
(Cost $128,969,874)^^			$128,157,214

DFA Two-Year Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$486,613	—	$486,613
Bonds	—	75,731,359	—	75,731,359
U.S. Treasury Obligations	—	34,382,329	—	34,382,329
Commercial Paper	—	16,831,166	—	16,831,166
Temporary Cash Investments	$474,164	—	—	474,164
Securities Lending Collateral	—	251,583	—	251,583
TOTAL	$474,164	$127,683,050	—	$128,157,214

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (0.7%)
Federal Home Loan Bank Discount Notes
∞ 5.089%, 11/01/23	310	$305,969
∞ 5.295%, 02/06/24	500	486,613
∞ 5.509%, 03/08/24	400	388,017
TOTAL AGENCY OBLIGATIONS		1,180,599
U.S. TREASURY OBLIGATIONS — (93.8%)
U.S. Treasury Bills
∞ 5.482%, 01/18/24	5,740	5,597,594
∞ 5.464%, 01/25/24	7,050	6,867,762
U.S. Treasury Notes
0.125%, 08/15/23	4,150	4,141,456
0.125%, 08/31/23	4,150	4,132,212
1.375%, 08/31/23	440	438,568
0.250%, 09/30/23	16,765	16,622,236
0.125%, 10/15/23	17,200	17,017,250
0.375%, 10/31/23	17,019	16,811,581
0.250%, 11/15/23	17,750	17,491,377
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.037%, FRN
(r) 5.388%, 07/31/24	13,550	13,554,370
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.476%, 07/31/25	1,500	1,500,036
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.140%, FRN
(r) 5.491%, 10/31/24	14,400	14,418,508
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.169%, FRN
(r) 5.510%, 04/30/25	14,670	14,685,672
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.200%, FRN
(r) 5.551%, 01/31/25	14,975	15,006,375
TOTAL U.S. TREASURY OBLIGATIONS		148,284,997
TOTAL INVESTMENT SECURITIES (Cost $150,052,975)		149,465,596

	Shares
TEMPORARY CASH INVESTMENTS — (5.5%)
State Street Institutional U.S. Government Money Market Fund 5.190%	8,659,831	8,659,831
TOTAL INVESTMENTS — (100.0%)
(Cost $158,712,806)^^		$158,125,427
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,180,599	—	$1,180,599
U.S. Treasury Obligations	—	148,284,997	—	148,284,997
Temporary Cash Investments	$8,659,831	—	—	8,659,831
TOTAL	$8,659,831	$149,465,596	—	$158,125,427

DFA Two-Year Government Portfolio
CONTINUED

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	141,633,131	$4,454,361,975
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	113,878,177	1,724,115,594
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	42,708,683	1,485,408,017
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	31,277,061	714,055,297
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,653,745	139,390,393
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	13,153,015	49,323,805
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,264,221,837)^^		$8,566,655,081
Summary of the Global Fund's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,566,655,081	—	—	$8,566,655,081
TOTAL	$8,566,655,081	—	—	$8,566,655,081

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	37,478,000	$1,178,683,091
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	59,419,291	547,251,668
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,922,997	468,174,175
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	11,459,017	398,544,619
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	34,904,820	360,915,843
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,716,075	198,987,994
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,095,764	180,861,875
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	17,918,647	180,799,152
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	10,745,528	89,832,613
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,197,712	89,519,012
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,025,849	39,136,140
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,734,249	14,003,434
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,542,776,817)^^		$3,746,709,616
Summary of the Global Fund's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,746,709,616	—	—	$3,746,709,616
TOTAL	$3,746,709,616	—	—	$3,746,709,616

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	22,391,844	$231,531,665
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	23,731,248	231,379,668
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	3,208,506	100,907,526
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,751,492	84,646,291
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,598,193	39,336,642
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	971,267	33,780,649
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,684,529	30,802,659
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	721,510	16,472,081
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	84,157	3,210,604
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	307,940	1,154,774
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $668,906,635)		$773,222,559

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $16,172)	16,172	16,172
TOTAL INVESTMENTS — (100.0%) (Cost $668,922,807)^^		$773,238,731
Summary of the Global Fund's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$773,222,559	—	—	$773,222,559
Temporary Cash Investments	16,172	—	—	16,172
TOTAL	$773,238,731	—	—	$773,238,731

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2023, the Fund consisted of ten portfolios (the "Portfolios"), of which three are "Stand-alone Funds", four are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$2,813,537
U.S. Large Cap Value Portfolio III	1,850,202
DFA International Value Portfolio	7,990,512
DFA International Value Portfolio III	2,305,112
Emerging Markets Portfolio II	10,575
DFA Two-Year Fixed Income Portfolio	128,973
DFA Two-Year Government Portfolio	159,145
Global Equity Portfolio	4,448,582
Global Allocation 60/40 Portfolio	2,584,401
Global Allocation 25/75 Portfolio	679,870
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.